Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
6	INTANGIBLE ASSETS, NET
Intangible assets consisted of the following:

	As of December 31,
	2019	2020
Systems software	3,391	5,026
Government cooperative agreements	52,000	52,000

	55,391	57,026
Less: accumulated amortization	(4,686)	(8,050)

Intangible assets, net	50,705	48,976

The Group’s government cooperative agreements were acquired in a business combination (Note 7) for the cooperation with local governments to admit certain number of publicly-sponsored students. The cooperation period is 17 years as stipulated on these cooperative agreements.
Amortisation of intangible assets were RMB1,363, RMB3,285 and RMB3,364 for the years ended December 31, 2018, 2019 and 2020, respectively.
Estimated future amortisation expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2021	3,420
2022	3,420
2023	3,420
2024	3,420
2024	3,420
Thereafter	31,876

Total	48,976